Annual Total Returns - Fidelity Freedom Blend 2020 Fund [BarChart] - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2020 Fund	Jun. 07, 2021
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2020 Fund- Class K6
Bar Chart Table:
Annual Return 2019	18.59%
Annual Return 2020	13.56%